Operating Revenue by Geographic Location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating revenue by geographic location
Revenue	$ 498,332	$ 567,936	$ 552,091
Australia-Asia
Operating revenue by geographic location
Revenue	344,400	410,827	389,098
Europe
Operating revenue by geographic location
Revenue	$ 153,932	$ 157,109	$ 162,993